Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance, beginning of year at Dec. 31, 2021	$ 1,778,848	$ 57,328	$ 2,907	$ (60,417)	$ (301,838)			$ 1,476,828
Statements [Line Items]
Profit					70,382			70,382
Other comprehensive income (loss)			(17,666)	43,211				25,545
Total comprehensive income (loss)			(17,666)	43,211	70,382			95,927
Contributions by and distributions to owners:
Dividends					(4,047)			(4,047)
Shares issued on acquisition of Copper Mountain, net of share issuance costs	0
Shares and warrants issued on acquisition of Rockcliff	0
Stock options		1,848						1,848
Issuance of shares related to stock options exercised	1,926	(673)						1,253
Total contributions by and distributions to owners	1,926	1,175			(4,047)			(946)
Balance, end of year at Dec. 31, 2022	1,780,774	58,503	(14,759)	(17,206)	(235,503)	$ 1,571,809	$ 0	1,571,809
Statements [Line Items]
Profit					66,367	66,367	3,176	69,543
Other comprehensive income (loss)			9,351	(8,473)		878	(124)	754
Total comprehensive income (loss)			9,351	(8,473)	66,367	67,245	3,052	70,297
Contributions by and distributions to owners:
Dividends					(4,463)	(4,463)		(4,463)
Shares issued on acquisition of Copper Mountain, net of share issuance costs	436,499					436,499	106,976	543,475
Shares and warrants issued on acquisition of Rockcliff	12,503	725				13,228	0	13,228
Flow-through shares issued, net of share issuance costs	10,166					10,166		10,166
Stock options		2,137				2,137		2,137
Issuance of shares related to stock options exercised	291	(101)				190		190
Total contributions by and distributions to owners	459,459	2,761			(4,463)	457,757	106,976	564,733
Balance, end of year at Dec. 31, 2023	$ 2,240,233	$ 61,264	$ (5,408)	$ (25,679)	$ (173,599)	$ 2,096,811	$ 110,028	$ 2,206,839